Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Event [Abstract]
Subsequent Events

Note 7 - Subsequent Events

Proposed Merger

On July 31, 2013, PharmAthene entered into an agreement and plan of merger (the "Merger Agreement"), pursuant to which its wholly owned subsidiary, Taurus Merger Sub, Inc. ("Merger Sub"), will be merged with and into Theraclone Sciences, Inc., a Delaware corporation ("Theraclone"), with Theraclone as the surviving subsidiary (the "Merger").

Pursuant to the terms of the Merger Agreement, at the Effective Time (the "Effective Time"), each outstanding share of common stock of Theraclone will be converted into the right to receive a number of shares of PharmAthene common stock equal to the quotient obtained by dividing the fully diluted equity (as defined below) of PharmAthene by the fully diluted equity of Theraclone (the "Exchange Ratio"), less a pro rata share of PharmAthene common stock representing 5% of the merger consideration issuable to the stockholders of Theraclone (the "Escrow Shares"). The Merger Agreement defines "fully diluted equity" to mean, with respect to PharmAthene, the total number of shares outstanding of PharmAthene common stock assuming full conversion or exercise of all then outstanding options and warrants, which, in each case, have an exercise price less than or equal to $2.50 per share, and convertible securities. With respect to Theraclone, "fully diluted equity" means the total number of shares outstanding of Theraclone common stock, assuming full conversion or exercise of all then-outstanding options and warrants and all convertible securities. Holders of Theraclone common stock will receive cash in lieu of fractional shares. In addition, all outstanding Theraclone options, as well as Theraclone's 2004 Option Plan, will be assumed by PharmAthene. Each option or warrant to purchase one share of Theraclone common stock will be converted into an option or warrant, as the case may be, to purchase a number of shares of PharmAthene common stock representing the number of Theraclone shares for which the exchanged option or warrant was exercisable multiplied by the Exchange Ratio. The exercise price would be proportionately adjusted.

Following the consummation of the transactions contemplated by the Merger Agreement, the security holders of PharmAthene immediately prior to the Effective Time and the security holders of Theraclone immediately prior to the Effective Time will each own approximately 50% of the fully-diluted equity (without regard to PharmAthene options and warrants having an exercise price greater than $2.50 per share) after the Merger. The Escrow Shares described above, which will serve to secure the Theraclone stockholders' indemnification obligations under the Merger Agreement, will be deposited with Citibank, N.A., as escrow agent under a separate escrow agreement to be entered into prior to the completion of the Merger. The escrow period will expire nine months from the date of completion of the Merger.

The Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Pursuant to a related board of directors composition agreement between PharmAthene and certain former stockholders of Theraclone, which is expected to be entered into at completion of the Merger (the "Board Composition Agreement"), the nine-member board of directors of post-Merger PharmAthene (the "Board") will consist of five directors designated by PharmAthene and four directors designated by Theraclone. Those members will initially be Steve Gillis, Ph.D., Wende Hutton and Clifford J. Stocks of Theraclone, and Mitchel Sayare, Ph.D., Eric I. Richman, John M. Gill, Brian A. Markison and Derace L. Schaffer, M.D. of PharmAthene, with a ninth director still to be designated by Theraclone. Under the Board Composition Agreement, the executive officers and directors of PharmAthene, the directors of Theraclone and their affiliates, and certain holders of 5% or more of Theraclone's Capital stock (collectively, the "Signing Stockholders") will agree to vote all shares owned by such holders, or over which such holders have voting control, as necessary to ensure that the PharmAthene and Theraclone designees are elected to the Board at each annual or special meeting of stockholders of PharmAthene at which directors are elected or through any action taken by written consent of the stockholders of PharmAthene by which directors are elected. The Signing Stockholders will also agree to cause the resignation of one of PharmAthene's designees upon the earlier of (i) the full settlement or final, non-appealable resolution of PharmAthene's civil action against SIGA Technologies, Inc. ("SIGA") (the "SIGA Determination Date") and (ii) the second anniversary of the completion of the Merger, but not prior to the first anniversary of the completion of the Merger. We refer to this date as the "Designee Resignation Date." The Board Composition Agreement will obligate the Signing Stockholders to cause half of the members of all committees of the Board to be filled by Theraclone board designees and where a committee consists of an odd number of directors, the third director will be mutually agreed on by the PharmAthene and Theraclone members of such committee. The Board Composition Agreement will terminate on the earliest to occur of the fifth anniversary of the date of the Board Composition Agreement and the SIGA Determination Date, but not prior to the first anniversary of completion of the Merger. The Signing Stockholders may sell their shares free of the rights and obligations under the Board Composition Agreement.

Theraclone's current chief executive officer, Clifford J. Stocks, is expected to serve as the chief executive officer of the combined company, while Russ Hawkinson, Theraclone's current chief financial officer, is expected to serve as its chief financial officer. The Merger Agreement obligates PharmAthene to amend its Bylaws to provide that Clifford Stocks may not be removed from his position as chief executive officer of PharmAthene without the approval of at least 66 2/3% of the Board, until the earlier of the second anniversary of the date of the Merger Agreement or such time as there is a period longer than 30 days in which less than five PharmAthene board designees serve on the Board (provided that he may be removed by at least a majority of the then-serving members of PharmAthene's board of directors following the Designee Resignation Date).

Completion of the Merger is subject to a number of conditions, including, but not limited to (i) approval of the issuance of shares of PharmAthene common stock in connection with the Merger, and approval of an increase in the authorized number of shares of common stock, by PharmAthene's stockholders and the adoption and approval of the Merger Agreement and the transactions contemplated thereby by Theraclone's stockholders; (ii) the effectiveness of a registration statement on Form S-4 to be filed by PharmAthene with the Securities and Exchange Commission (the "SEC") to register the issuance of the shares of PharmAthene common stock in connection with the Merger, which will contain a joint proxy statement/prospectus; (iii) approval for listing on the NYSE MKT LLC of such shares of PharmAthene common stock; (iv) execution of the Board Composition Agreement; (v) exercise of appraisal rights by no more than 5% of PharmAthene's stockholders; (vi) the amendment of PharmAthene's Bylaws to limit the ability to remove Clifford Stocks as described above; (vii) all $8,000,000 of capital committed to Theraclone pursuant to its Series B-1 Preferred Stock and Warrant Purchase and Exchange Agreement shall have been delivered to Theraclone and (viii) other customary closing conditions.

Concurrently and in connection with the execution of the Merger Agreement, certain of PharmAthene's stockholders, who beneficially own approximately 7.5% of the outstanding shares of PharmAthene common stock, entered into a voting agreement with Theraclone (the "PharmAthene Voting Agreement"), pursuant to which each stockholder agreed to vote its shares of PharmAthene common stock in furtherance of the transactions contemplated by the Merger Agreement and against any amendment of PharmAthene's Certificate of Incorporation or Bylaws or any other proposal or transaction, the effect of which amendment or other proposal is to delay, impair, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement.

In addition, certain of Theraclone's stockholders, who in the aggregate held approximately 75% of the outstanding shares of Theraclone capital stock as of July 31, 2013, entered into a voting agreement with PharmAthene (the "Theraclone Voting Agreement"), pursuant to which each stockholder agreed to vote its shares of Theraclone capital stock (i) in favor of the adoption of the Merger Agreement and any actions required in furtherance thereof, (ii) in favor of the conversion of all outstanding shares of Theraclone preferred stock into Theraclone common stock on a 1:1 basis (as of immediately prior to the Effective Time and contingent upon the Merger occurring) pursuant to Theraclone's restated Certificate of Incorporation, (iii) against any other proposal or transaction involving Theraclone, the effect of which amendment or other proposal or transaction would be to delay, impair, prevent or nullify the Merger or the transactions contemplated by the Merger Agreement, (iv) against any amendment of Theraclone's Certificate of Incorporation or Bylaws that changes in any manner the voting rights of any capital stock of Theraclone (other than the conversion of Theraclone preferred stock into Theraclone common stock), and (v) against any other action or agreement that would result in a breach in any material respect of any covenant, representation or warranty of the Merger Agreement.

Both the PharmAthene Voting Agreement and the Theraclone Voting Agreement will terminate upon, among other things, the earlier of the Effective Time or termination of the Merger Agreement.

Concurrently and in connection with the execution of the Merger Agreement, the directors of Theraclone and their affiliates, as well as certain holders of 5% or more of Theraclone's capital stock, who in the aggregate held approximately 75% of the outstanding shares of Theraclone capital stock as of July 31, 2013, entered into post-closing lock-up agreements with PharmAthene (the "Post-Closing Lock-up Agreements"). Pursuant to these agreements, each such stockholder will be subject to lock-up restrictions on the sale of PharmAthene common stock acquired in the Merger, pursuant to which 33% of the shares obtained in the Merger may be sold six months after the completion of the Merger, 66% may be sold nine months after the completion of the Merger, and 100% may be sold after the first anniversary of the date of completion of the Merger.

Each of PharmAthene and Theraclone have made customary representations, warranties and covenants in the Merger Agreement, including among others, covenants that (i) each party will conduct its business in the ordinary course consistent with past practice during the interim period between execution of the Merger Agreement and completion of the Merger; (ii) each party will not engage in certain kinds of transactions or take certain actions during such period (including, but not limited to, the issuance and sale of its securities and the incurrence of debt, with certain exceptions); (iii) Theraclone will solicit approval by its stockholders of the Merger Agreement and the transactions contemplated thereby and the board of directors of Theraclone will recommend that its stockholders adopt and approve the Merger Agreement, subject to certain exceptions; and (iv) PharmAthene will convene and hold a meeting of its stockholders for the purpose of considering the approval of the issuance of shares of PharmAthene common stock in connection with the Merger, the election of the PharmAthene and Theraclone board designees and the authorization of additional shares of common stock and the board of directors of PharmAthene will recommend that its stockholders adopt and approve such proposals, subject to certain exceptions. PharmAthene also has agreed not to solicit proposals relating to alternative business combination transactions or enter into discussions or an agreement concerning any proposals for alternative business combination transactions, subject to exceptions in the event of its receipt of a "superior proposal," as defined in the Merger Agreement. All representations and warranties of Theraclone (but not PharmAthene) included in the Merger Agreement will survive the completion of the Merger and remain in full force and effect until nine months after the closing date.

The Merger Agreement contains termination rights in favor of each of PharmAthene and Theraclone in certain circumstances. If PharmAthene terminates the Merger Agreement pursuant to its superior proposal termination right, it is obligated to pay to Theraclone a break-up fee of $3,500,000. If the PharmAthene board of directors changes its voting recommendations to PharmAthene stockholders as a result of a Transaction Event and Theraclone terminates as a result of such change in recommendation, or if PharmAthene terminated the Merger Agreement as a result of a Transaction Event (as defined below), PharmAthene is obligated to pay Theraclone a break-up fee of $4,500,000. A "Transaction Event" is defined to occur if the Court of Chancery of the State of Delaware renders a substantive decision on the merits in PharmAthene's civil case against SIGA and within 20 business days thereafter the PharmAthene board of directors determines, in its reasonable discretion, that, as a result of such decision, it can no longer consider the Merger a merger of equals. In addition, either party may terminate the Merger Agreement if (i) the Merger has not been completed by January 31, 2014 (the "Outside Termination Date"), provided that if the registration statement on Form S-4 is not declared effective by October 4, 2013, then either party is generally entitled to extend the Outside Termination Date by 60 days, or (ii) the PharmAthene stockholders fail to approve the issuance of shares in the Merger, the increase in authorized shares of common stock or the election of the PharmAthene or Theraclone board designees. If (a) the Merger Agreement is terminated because the Merger has not been completed prior to the Outside Termination Date, (b) a takeover approval was announced prior to the PharmAthene stockholder meeting with respect to the Merger and (c) within nine months after the date of the termination of the Merger Agreement, PharmAthene enters into an agreement or understanding with respect to any takeover proposal that is subsequently completed, then PharmAthene is obligated to pay to Theraclone a break-up fee of $3,500,000. In certain other circumstances, PharmAthene will be obligated to reimburse Theraclone for expenses incurred in connection with the Merger, not to exceed $1,000,000. The Merger Agreement contains certain indemnification provisions, which, among other things, provide that Theraclone stockholders are not obligated, absent fraud or willful misconduct, to indemnify PharmAthene and its affiliates unless and until the aggregate amount of indemnification claims brought against them by PharmAthene and its affiliates is at least $1,000,000. In addition, no Theraclone stockholder has an obligation, absent fraud or willful misconduct of Theraclone, to indemnify PharmAthene or its affiliates for an amount in excess of such Theraclone stockholder's pro rata share of the Escrow Shares. The Merger Agreement furthermore appointed Steven Gillis, Ph.D. as the agent for and on behalf of the Theraclone stockholders with respect to the Merger Agreement and Escrow Agreement, as well as related matters.

Controlled Equity Offering Arrangements

Subsequent to June 30, 2013, we sold 1,105,837 shares of our common stock under the controlled equity offering arrangement, which resulted in net proceeds of approximately $1.7 million excluding the $0.5 million in proceeds from June sales that were not received until July (See Note 6). Aggregate gross proceeds of up to approximately $8.6 million remain available under the arrangement. However, under the terms of the Merger Agreement with Theraclone, we are currently prohibited from using the arrangement.